Tax - Deferred tax assets not recognised (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 2,363	£ 1,620
Non-trade deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	1	1
Trading losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets not recognised	£ 7	£ 7